GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
A.	Goodwill:
	DECEMBER 31,
	2012	2011

Balance as of January 1	$1,572	$2,511
Changes during year:
Impairment	-	(939)
Balance as of December 31(*)	$1,572	$1,572

(*) All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit

Schedule of Finite-Lived Intangible Assets [Table Text Block]
B.	Identifiable intangible assets, Net:

		DECEMBER 31,
	Useful life	2012	2011
Original amount
Core technology	3-6 years	$1,507	$1,507
In Process Research & Development	4 years	472	472
Customer relationship, net of impairment (see C below)	3-6 years	1,007	1,007
Non-compete	4 years	127	127
		$3,113	$3,113
Accumulated Amortization		2,661	1,947
Identifiable intangible assets, Net		$452	$1,166

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:
2013	$277
2014	86
2015 and thereafter	89
$452